Cash and Cash Equivalents, Time Deposits and Pledged Deposits - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 841,317	$ 858,607
Less: Pledged deposits	(1,270)	(1,444)
Time deposits	(54,016)	(168,225)
Cash and cash equivalents	786,031	688,938	$ 455,689	$ 83,364
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	727,160	681,025
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	21,500	5,900
Cash and cash equivalents	21,472	5,875
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 37,399	$ 2,038